Disclosure of Interests in Subsidiaries (Details)		12 Months Ended
		Dec. 31, 2020 USD ($)		Dec. 31, 2019 USD ($)	Dec. 31, 2018 USD ($)	Jun. 30, 2021 USD ($)	Dec. 31, 2020 MOP (MOP$)	Dec. 31, 2020 HKD ($)	Jun. 30, 2020 USD ($)	Dec. 31, 2019 MOP (MOP$)	Dec. 31, 2019 HKD ($)	Dec. 31, 2018 MOP (MOP$)	Dec. 31, 2018 HKD ($)	Dec. 31, 2017 USD ($)
Disclosure of subsidiaries [line items]
Share capital		$ 81,000,000		$ 81,000,000		$ 81,000,000
Ordinary shares [member]
Disclosure of subsidiaries [line items]
Share capital		$ 81,000,000		$ 81,000,000	$ 81,000,000	$ 81,000,000			$ 81,000,000					$ 81,000,000
Venetian Venture Development Intermediate Limited [Member]
Disclosure of subsidiaries [line items]
Name of subsidiary		Venetian Venture Development Intermediate Limited		Venetian Venture Development Intermediate Limited	Venetian Venture Development Intermediate Limited
Country of incorporation of subsidiary		Cayman Islands		Cayman Islands	Cayman Islands
Principal place of business of subsidiary		Cayman Islands		Cayman Islands	Cayman Islands
Date of incorporation of subsidiary		Jun. 21, 2002		Jun. 21, 2002	Jun. 21, 2002
Description of nature of entity's operations and principal activities		Investment holding		Investment holding	Investment holding
Share capital		$ 1		$ 1	$ 1
Proportion of ownership interest in subsidiary		100.00%		100.00%	100.00%
SCL IP Holdings, LLC [Member]
Disclosure of subsidiaries [line items]
Name of subsidiary		SCL IP Holdings, LLC		SCL IP Holdings, LLC	SCL IP Holdings, LLC
Country of incorporation of subsidiary		United States		United States	United States
Principal place of business of subsidiary		United States		United States	United States
Date of incorporation of subsidiary		Sep. 29, 2009		Sep. 29, 2009	Sep. 29, 2009
Description of nature of entity's operations and principal activities		Holder of trademark licenses		Holder of trademark licenses	Holder of trademark licenses
Share capital		$ 527,802,937.56		$ 527,802,937.56	$ 100
Proportion of ownership interest in subsidiary		100.00%		100.00%	100.00%
Cotai Ferry Company Limited [Member]
Disclosure of subsidiaries [line items]
Name of subsidiary		Cotai Ferry Company Limited		Cotai Ferry Company Limited	Cotai Ferry Company Limited
Country of incorporation of subsidiary		Macao		Macao	Macao
Principal place of business of subsidiary		Macao and Hong Kong		Macao and Hong Kong	Macao and Hong Kong
Date of incorporation of subsidiary		Jul. 19, 2007		Jul. 19, 2007	Jul. 19, 2007
Description of nature of entity's operations and principal activities		High speed ferry transportation services		High speed ferry transportation services	High speed ferry transportation services
Share capital | MOP$							MOP$ 10,000,000			MOP$ 10,000,000		MOP$ 10,000,000
Proportion of ownership interest in subsidiary		100.00%		100.00%	100.00%
Cotai Strip Lot 2 Apart Hotel (Macau) Limited [Member]
Disclosure of subsidiaries [line items]
Name of subsidiary		Cotai Strip Lot 2 Apart Hotel (Macau) Limited		Cotai Strip Lot 2 Apart Hotel (Macau) Limited	Cotai Strip Lot 2 Apart Hotel (Macau) Limited
Country of incorporation of subsidiary		Macao		Macao	Macao
Principal place of business of subsidiary		Macao		Macao	Macao
Date of incorporation of subsidiary		Oct. 27, 2008		Oct. 27, 2008	Oct. 27, 2008
Description of nature of entity's operations and principal activities		Hotel apartments		Hotel apartments	Hotel apartments
Cotai Strip Lot 2 Apart Hotel (Macau) Limited [Member] | Ordinary shares [member]
Disclosure of subsidiaries [line items]
Share capital | MOP$							6,498,900			6,498,900		6,498,900
Proportion of ownership interest in subsidiary		100.00%		100.00%	100.00%
Cotai Strip Lot 2 Apart Hotel (Macau) Limited [Member] | Preference shares [member]
Disclosure of subsidiaries [line items]
Share capital | MOP$							722,100			722,100		722,100
Proportion of ownership interest in subsidiary		100.00%		100.00%	100.00%
Cotai Services (HK) Limited [Member]
Disclosure of subsidiaries [line items]
Name of subsidiary		Cotai Services (HK) Limited		Cotai Services (HK) Limited	Cotai Services (HK) Limited
Country of incorporation of subsidiary		Hong Kong		Hong Kong	Hong Kong
Principal place of business of subsidiary		Hong Kong		Hong Kong	Hong Kong
Date of incorporation of subsidiary		Jul. 11, 2007		Jul. 11, 2007	Jul. 11, 2007
Description of nature of entity's operations and principal activities		Business support services, marketing and operation of ferry business		Business support services, marketing and operation of ferry business	Business support services, marketing and operation of ferry business
Share capital								$ 749,025,708.72			$ 749,025,708.72		$ 1
Proportion of ownership interest in subsidiary		100.00%		100.00%	100.00%
CotaiJet 1 (HK) Limited [Member]
Disclosure of subsidiaries [line items]
Name of subsidiary		CotaiJet 1 (HK) Limited		CotaiJet 1 (HK) Limited
Country of incorporation of subsidiary		Hong Kong		Hong Kong
Principal place of business of subsidiary		Macao and Hong Kong		Macao and Hong Kong
Date of incorporation of subsidiary		Dec. 12, 2019		Dec. 12, 2019
Description of nature of entity's operations and principal activities	[1]	Ferry leasing (Note (i))		Ferry leasing (Note (i))
Share capital								1			1
Proportion of ownership interest in subsidiary		100.00%		100.00%
CotaiJet 2 (HK) Limited [member]
Disclosure of subsidiaries [line items]
Name of subsidiary		CotaiJet 2 (HK) Limited		CotaiJet 2 (HK) Limited
Country of incorporation of subsidiary		Hong Kong		Hong Kong
Principal place of business of subsidiary		Macao and Hong Kong		Macao and Hong Kong
Date of incorporation of subsidiary		Dec. 12, 2019		Dec. 12, 2019
Description of nature of entity's operations and principal activities	[1]	Ferry leasing (Note (i))		Ferry leasing (Note (i))
Share capital								1			1
Proportion of ownership interest in subsidiary		100.00%		100.00%
CotaiJet 3 (HK) Limited [member]
Disclosure of subsidiaries [line items]
Name of subsidiary		CotaiJet 3 (HK) Limited		CotaiJet 3 (HK) Limited
Country of incorporation of subsidiary		Hong Kong		Hong Kong
Principal place of business of subsidiary		Macao and Hong Kong		Macao and Hong Kong
Date of incorporation of subsidiary		Dec. 12, 2019		Dec. 12, 2019
Description of nature of entity's operations and principal activities		Ferry leasing (Note (i))	[1]	Ferry leasing (Note (i))
Share capital								1			1
Proportion of ownership interest in subsidiary		100.00%		100.00%
CotaiJet 4 (HK) Limited [member]
Disclosure of subsidiaries [line items]
Name of subsidiary		CotaiJet 4 (HK) Limited		CotaiJet 4 (HK) Limited
Country of incorporation of subsidiary		Hong Kong		Hong Kong
Principal place of business of subsidiary		Macao and Hong Kong		Macao and Hong Kong
Date of incorporation of subsidiary		Dec. 12, 2019		Dec. 12, 2019
Description of nature of entity's operations and principal activities		Ferry leasing (Note (i))	[1]	Ferry leasing (Note (i))
Share capital								1			1
Proportion of ownership interest in subsidiary		100.00%		100.00%
CotaiJet 5 (HK) Limited [member]
Disclosure of subsidiaries [line items]
Name of subsidiary		CotaiJet 5 (HK) Limited		CotaiJet 5 (HK) Limited
Country of incorporation of subsidiary		Hong Kong		Hong Kong
Principal place of business of subsidiary		Macao and Hong Kong		Macao and Hong Kong
Date of incorporation of subsidiary		Dec. 12, 2019		Dec. 12, 2019
Description of nature of entity's operations and principal activities	[1]	Ferry leasing (Note (i))		Ferry leasing (Note (i))
Share capital								1			1
Proportion of ownership interest in subsidiary		100.00%		100.00%
CotaiJet 6 (HK) Limited [member]
Disclosure of subsidiaries [line items]
Name of subsidiary		CotaiJet 6 (HK) Limited		CotaiJet 6 (HK) Limited
Country of incorporation of subsidiary		Hong Kong		Hong Kong
Principal place of business of subsidiary		Macao and Hong Kong		Macao and Hong Kong
Date of incorporation of subsidiary		Dec. 12, 2019		Dec. 12, 2019
Description of nature of entity's operations and principal activities	[1]	Ferry leasing (Note (i))		Ferry leasing (Note (i))
Share capital								1			1
Proportion of ownership interest in subsidiary		100.00%		100.00%
CotaiJet 7 (HK) Limited [member]
Disclosure of subsidiaries [line items]
Name of subsidiary		CotaiJet 7 (HK) Limited		CotaiJet 7 (HK) Limited
Country of incorporation of subsidiary		Hong Kong		Hong Kong
Principal place of business of subsidiary		Macao and Hong Kong		Macao and Hong Kong
Date of incorporation of subsidiary		Dec. 12, 2019		Dec. 12, 2019
Description of nature of entity's operations and principal activities	[1]	Ferry leasing (Note (i))		Ferry leasing (Note (i))
Share capital								1			1
Proportion of ownership interest in subsidiary		100.00%		100.00%
CotaiJet 8 (HK) Limited [member]
Disclosure of subsidiaries [line items]
Name of subsidiary		CotaiJet 8 (HK) Limited		CotaiJet 8 (HK) Limited
Country of incorporation of subsidiary		Hong Kong		Hong Kong
Principal place of business of subsidiary		Macao and Hong Kong		Macao and Hong Kong
Date of incorporation of subsidiary		Dec. 12, 2019		Dec. 12, 2019
Description of nature of entity's operations and principal activities	[1]	Ferry leasing (Note (i))		Ferry leasing (Note (i))
Share capital								1			1
Proportion of ownership interest in subsidiary		100.00%		100.00%
CotaiJet 9 (HK) Limited [member]
Disclosure of subsidiaries [line items]
Name of subsidiary		CotaiJet 9 (HK) Limited		CotaiJet 9 (HK) Limited
Country of incorporation of subsidiary		Hong Kong		Hong Kong
Principal place of business of subsidiary		Macao and Hong Kong		Macao and Hong Kong
Date of incorporation of subsidiary		Dec. 12, 2019		Dec. 12, 2019
Description of nature of entity's operations and principal activities	[1]	Ferry leasing (Note (i))		Ferry leasing (Note (i))
Share capital								1			1
Proportion of ownership interest in subsidiary		100.00%		100.00%
CotaiJet 10 (HK) Limited [member]
Disclosure of subsidiaries [line items]
Name of subsidiary		CotaiJet 10 (HK) Limited		CotaiJet 10 (HK) Limited
Country of incorporation of subsidiary		Hong Kong		Hong Kong
Principal place of business of subsidiary		Macao and Hong Kong		Macao and Hong Kong
Date of incorporation of subsidiary		Dec. 12, 2019		Dec. 12, 2019
Description of nature of entity's operations and principal activities	[1]	Ferry leasing (Note (i))		Ferry leasing (Note (i))
Share capital								1			1
Proportion of ownership interest in subsidiary		100.00%		100.00%
CotaiJet 11 (HK) Limited [member]
Disclosure of subsidiaries [line items]
Name of subsidiary		CotaiJet 11 (HK) Limited		CotaiJet 11 (HK) Limited
Country of incorporation of subsidiary		Hong Kong		Hong Kong
Principal place of business of subsidiary		Macao and Hong Kong		Macao and Hong Kong
Date of incorporation of subsidiary		Dec. 12, 2019		Dec. 12, 2019
Description of nature of entity's operations and principal activities	[1]	Ferry leasing (Note (i))		Ferry leasing (Note (i))
Share capital								1			1
Proportion of ownership interest in subsidiary		100.00%		100.00%
CotaiJet 12 (HK) Limited [member]
Disclosure of subsidiaries [line items]
Name of subsidiary		CotaiJet 12 (HK) Limited		CotaiJet 12 (HK) Limited
Country of incorporation of subsidiary		Hong Kong		Hong Kong
Principal place of business of subsidiary		Macao and Hong Kong		Macao and Hong Kong
Date of incorporation of subsidiary		Dec. 12, 2019		Dec. 12, 2019
Description of nature of entity's operations and principal activities	[1]	Ferry leasing (Note (i))		Ferry leasing (Note (i))
Share capital								1			1
Proportion of ownership interest in subsidiary		100.00%		100.00%
CotaiJet 13 (HK) Limited [member]
Disclosure of subsidiaries [line items]
Name of subsidiary		CotaiJet 13 (HK) Limited		CotaiJet 13 (HK) Limited
Country of incorporation of subsidiary		Hong Kong		Hong Kong
Principal place of business of subsidiary		Macao and Hong Kong		Macao and Hong Kong
Date of incorporation of subsidiary		Dec. 12, 2019		Dec. 12, 2019
Description of nature of entity's operations and principal activities	[1]	Ferry leasing (Note (i))		Ferry leasing (Note (i))
Share capital								1			1
Proportion of ownership interest in subsidiary		100.00%		100.00%
CotaiJet 14 (HK) Limited [member]
Disclosure of subsidiaries [line items]
Name of subsidiary		CotaiJet 14 (HK) Limited		CotaiJet 14 (HK) Limited
Country of incorporation of subsidiary		Hong Kong		Hong Kong
Principal place of business of subsidiary		Macao and Hong Kong		Macao and Hong Kong
Date of incorporation of subsidiary		Dec. 12, 2019		Dec. 12, 2019
Description of nature of entity's operations and principal activities	[1]	Ferry leasing (Note (i))		Ferry leasing (Note (i))
Share capital								1			1
Proportion of ownership interest in subsidiary		100.00%		100.00%
CotaiJet 311 Ltd. [Member]
Disclosure of subsidiaries [line items]
Name of subsidiary				CotaiJet 311 Ltd.	CotaiJet 311 Ltd.
Country of incorporation of subsidiary				Cayman Islands	Cayman Islands
Principal place of business of subsidiary				Macao and Hong Kong	Macao and Hong Kong
Date of incorporation of subsidiary				Aug. 14, 2007	Aug. 14, 2007
Description of nature of entity's operations and principal activities	[1]			Ferry leasing (Note (i))	Ferry leasing (Note (i))
Share capital				$ 100	$ 1
Share premium				$ 6,423,536.85
Proportion of ownership interest in subsidiary				100.00%	100.00%
CotaiJet 312 Ltd. [Member]
Disclosure of subsidiaries [line items]
Name of subsidiary				CotaiJet 312 Ltd.	CotaiJet 312 Ltd.
Country of incorporation of subsidiary				Cayman Islands	Cayman Islands
Principal place of business of subsidiary				Macao and Hong Kong	Macao and Hong Kong
Date of incorporation of subsidiary				Aug. 14, 2007	Aug. 14, 2007
Description of nature of entity's operations and principal activities	[1]			Ferry leasing (Note (i))	Ferry leasing (Note (i))
Share capital				$ 100	$ 1
Share premium				$ 6,339,957.74
Proportion of ownership interest in subsidiary				100.00%	100.00%
CotaiJet 313 Ltd. [Member]
Disclosure of subsidiaries [line items]
Name of subsidiary				CotaiJet 313 Ltd.	CotaiJet 313 Ltd.
Country of incorporation of subsidiary				Cayman Islands	Cayman Islands
Principal place of business of subsidiary				Macao and Hong Kong	Macao and Hong Kong
Date of incorporation of subsidiary				Aug. 14, 2007	Aug. 14, 2007
Description of nature of entity's operations and principal activities	[1]			Ferry leasing (Note (i))	Ferry leasing (Note (i))
Share capital				$ 100	$ 1
Share premium				$ 6,312,405.81
Proportion of ownership interest in subsidiary				100.00%	100.00%
CotaiJet 314 Ltd. [Member]
Disclosure of subsidiaries [line items]
Name of subsidiary				CotaiJet 314 Ltd.	CotaiJet 314 Ltd.
Country of incorporation of subsidiary				Cayman Islands	Cayman Islands
Principal place of business of subsidiary				Macao and Hong Kong	Macao and Hong Kong
Date of incorporation of subsidiary				Sep. 12, 2007	Sep. 12, 2007
Description of nature of entity's operations and principal activities	[1]			Ferry leasing (Note (i))	Ferry leasing (Note (i))
Share capital				$ 100	$ 1
Share premium				$ 6,486,421.42
Proportion of ownership interest in subsidiary				100.00%	100.00%
CotaiJet 315 Ltd. [Member]
Disclosure of subsidiaries [line items]
Name of subsidiary				CotaiJet 315 Ltd.	CotaiJet 315 Ltd.
Country of incorporation of subsidiary				Cayman Islands	Cayman Islands
Principal place of business of subsidiary				Macao and Hong Kong	Macao and Hong Kong
Date of incorporation of subsidiary				Sep. 12, 2007	Sep. 12, 2007
Description of nature of entity's operations and principal activities	[1]			Ferry leasing (Note (i))	Ferry leasing (Note (i))
Share capital				$ 100	$ 1
Share premium				$ 6,332,468.3
Proportion of ownership interest in subsidiary				100.00%	100.00%
CotaiJet 316 Ltd. [Member]
Disclosure of subsidiaries [line items]
Name of subsidiary				CotaiJet 316 Ltd.	CotaiJet 316 Ltd.
Country of incorporation of subsidiary				Cayman Islands	Cayman Islands
Principal place of business of subsidiary				Macao and Hong Kong	Macao and Hong Kong
Date of incorporation of subsidiary				Oct. 08, 2007	Oct. 08, 2007
Description of nature of entity's operations and principal activities	[1]			Ferry leasing (Note (i))	Ferry leasing (Note (i))
Share capital				$ 100	$ 1
Share premium				$ 6,439,507.84
Proportion of ownership interest in subsidiary				100.00%	100.00%
CotaiJet 317 Ltd. [Member]
Disclosure of subsidiaries [line items]
Name of subsidiary				CotaiJet 317 Ltd.	CotaiJet 317 Ltd.
Country of incorporation of subsidiary				Cayman Islands	Cayman Islands
Principal place of business of subsidiary				Macao and Hong Kong	Macao and Hong Kong
Date of incorporation of subsidiary				Oct. 08, 2007	Oct. 08, 2007
Description of nature of entity's operations and principal activities	[1]			Ferry leasing (Note (i))	Ferry leasing (Note (i))
Share capital				$ 100	$ 1
Share premium				$ 6,526,794.49
Proportion of ownership interest in subsidiary				100.00%	100.00%
CotaiJet 318 Ltd. [Member]
Disclosure of subsidiaries [line items]
Name of subsidiary				CotaiJet 318 Ltd.	CotaiJet 318 Ltd.
Country of incorporation of subsidiary				Cayman Islands	Cayman Islands
Principal place of business of subsidiary				Macao and Hong Kong	Macao and Hong Kong
Date of incorporation of subsidiary				Oct. 08, 2007	Oct. 08, 2007
Description of nature of entity's operations and principal activities	[1]			Ferry leasing (Note (i))	Ferry leasing (Note (i))
Share capital				$ 100	$ 1
Share premium				$ 7,936,384.02
Proportion of ownership interest in subsidiary				100.00%	100.00%
CotaiJet 319 Ltd. [Member]
Disclosure of subsidiaries [line items]
Name of subsidiary				CotaiJet 319 Ltd.	CotaiJet 319 Ltd.
Country of incorporation of subsidiary				Cayman Islands	Cayman Islands
Principal place of business of subsidiary				Macao and Hong Kong	Macao and Hong Kong
Date of incorporation of subsidiary				Oct. 08, 2007	Oct. 08, 2007
Description of nature of entity's operations and principal activities	[1]			Ferry leasing (Note (i))	Ferry leasing (Note (i))
Share capital				$ 100	$ 1
Share premium				$ 7,838,910.17
Proportion of ownership interest in subsidiary				100.00%	100.00%
CotaiJet 320 Ltd. [Member]
Disclosure of subsidiaries [line items]
Name of subsidiary				CotaiJet 320 Ltd.	CotaiJet 320 Ltd.
Country of incorporation of subsidiary				Cayman Islands	Cayman Islands
Principal place of business of subsidiary				Macao and Hong Kong	Macao and Hong Kong
Date of incorporation of subsidiary				Oct. 08, 2007	Oct. 08, 2007
Description of nature of entity's operations and principal activities	[1]			Ferry leasing (Note (i))	Ferry leasing (Note (i))
Share capital				$ 100	$ 1
Share premium				$ 6,123,939.2
Proportion of ownership interest in subsidiary				100.00%	100.00%
CotaiJet 350 Ltd. [Member]
Disclosure of subsidiaries [line items]
Name of subsidiary				CotaiJet 350 Ltd.	CotaiJet 350 Ltd.
Country of incorporation of subsidiary				Cayman Islands	Cayman Islands
Principal place of business of subsidiary				Macao and Hong Kong	Macao and Hong Kong
Date of incorporation of subsidiary				Jan. 21, 2008	Jan. 21, 2008
Description of nature of entity's operations and principal activities	[1]			Ferry leasing (Note (i))	Ferry leasing (Note (i))
Share capital				$ 100	$ 1
Share premium				$ 7,173,446.06
Proportion of ownership interest in subsidiary				100.00%	100.00%
CotaiJet 351 Ltd. [Member]
Disclosure of subsidiaries [line items]
Name of subsidiary				CotaiJet 351 Ltd.	CotaiJet 351 Ltd.
Country of incorporation of subsidiary				Cayman Islands	Cayman Islands
Principal place of business of subsidiary				Macao and Hong Kong	Macao and Hong Kong
Date of incorporation of subsidiary				Jan. 21, 2008	Jan. 21, 2008
Description of nature of entity's operations and principal activities	[1]			Ferry leasing (Note (i))	Ferry leasing (Note (i))
Share capital				$ 100	$ 1
Share premium				$ 7,115,613.37
Proportion of ownership interest in subsidiary				100.00%	100.00%
CotaiJet 352 Ltd. [Member]
Disclosure of subsidiaries [line items]
Name of subsidiary				CotaiJet 352 Ltd.	CotaiJet 352 Ltd.
Country of incorporation of subsidiary				Cayman Islands	Cayman Islands
Principal place of business of subsidiary				Macao and Hong Kong	Macao and Hong Kong
Date of incorporation of subsidiary				Jan. 21, 2008	Jan. 21, 2008
Description of nature of entity's operations and principal activities	[1]			Ferry leasing (Note (i))	Ferry leasing (Note (i))
Share capital				$ 100	$ 1
Share premium				$ 7,292,634.59
Proportion of ownership interest in subsidiary				100.00%	100.00%
CotaiJet 353 Ltd. [Member]
Disclosure of subsidiaries [line items]
Name of subsidiary				CotaiJet 353 Ltd.	CotaiJet 353 Ltd.
Country of incorporation of subsidiary				Cayman Islands	Cayman Islands
Principal place of business of subsidiary				Macao and Hong Kong	Macao and Hong Kong
Date of incorporation of subsidiary				Jan. 21, 2008	Jan. 21, 2008
Description of nature of entity's operations and principal activities	[1]			Ferry leasing (Note (i))	Ferry leasing (Note (i))
Share capital				$ 100	$ 1
Share premium				$ 7,264,364.42
Proportion of ownership interest in subsidiary				100.00%	100.00%
Cotaiwaterjet Sea Bridge 1 Ltd. [Member]
Disclosure of subsidiaries [line items]
Name of subsidiary				Cotaiwaterjet Sea Bridge 1 Ltd.	Cotaiwaterjet Sea Bridge 1 Ltd.
Country of incorporation of subsidiary				Cayman Islands	Cayman Islands
Principal place of business of subsidiary				Macao and Hong Kong	Macao and Hong Kong
Date of incorporation of subsidiary				Oct. 27, 2015	Oct. 27, 2015
Description of nature of entity's operations and principal activities	[1]			Pontoon leasing (Note (i))	Pontoon leasing (Note (i))
Share capital				$ 100	$ 1
Share premium				$ 24,365.38
Proportion of ownership interest in subsidiary				100.00%	100.00%
Cotaiwaterjet Sea Bridge 2 Ltd. [Member]
Disclosure of subsidiaries [line items]
Name of subsidiary				Cotaiwaterjet Sea Bridge 2 Ltd.	Cotaiwaterjet Sea Bridge 2 Ltd.
Country of incorporation of subsidiary				Cayman Islands	Cayman Islands
Principal place of business of subsidiary				Macao and Hong Kong	Macao and Hong Kong
Date of incorporation of subsidiary				Oct. 27, 2015	Oct. 27, 2015
Description of nature of entity's operations and principal activities	[1]			Pontoon leasing (Note (i))	Pontoon leasing (Note (i))
Share capital				$ 100	$ 1
Share premium				$ 25,651.14
Proportion of ownership interest in subsidiary				100.00%	100.00%
Cotaiwaterjet Sea Bridge 1 (HK) Limited [member]
Disclosure of subsidiaries [line items]
Name of subsidiary		Cotaiwaterjet Sea Bridge 1 (HK) Limited		Cotaiwaterjet Sea Bridge 1 (HK) Limited
Country of incorporation of subsidiary		Hong Kong		Hong Kong
Principal place of business of subsidiary		Macao and Hong Kong		Macao and Hong Kong
Date of incorporation of subsidiary		Dec. 12, 2019		Dec. 12, 2019
Description of nature of entity's operations and principal activities	[1]	Pontoon leasing (Note (i))		Pontoon leasing (Note (i))
Share capital								1			1
Proportion of ownership interest in subsidiary		100.00%		100.00%
Cotaiwaterjet Sea Bridge 2 (HK) Limited [member]
Disclosure of subsidiaries [line items]
Name of subsidiary		Cotaiwaterjet Sea Bridge 2 (HK) Limited		Cotaiwaterjet Sea Bridge 2 (HK) Limited
Country of incorporation of subsidiary		Hong Kong		Hong Kong
Principal place of business of subsidiary		Macao and Hong Kong		Macao and Hong Kong
Date of incorporation of subsidiary		Dec. 12, 2019		Dec. 12, 2019
Description of nature of entity's operations and principal activities	[1]	Pontoon leasing (Note (i))		Pontoon leasing (Note (i))
Share capital								1			1
Proportion of ownership interest in subsidiary		100.00%		100.00%
Sands Cotai East Holdings Limited [Member]
Disclosure of subsidiaries [line items]
Name of subsidiary	[2]			Sands Cotai East Holdings Limited (Note (ii))	Sands Cotai East Holdings Limited (Note (ii))
Country of incorporation of subsidiary				Cayman Islands	Cayman Islands
Principal place of business of subsidiary				Macao	Macao
Date of incorporation of subsidiary				May 25, 2011	May 25, 2011
Description of nature of entity's operations and principal activities				Holder of hotel franchise agreement	Holder of hotel franchise agreement
Share capital				$ 1	$ 1
Proportion of ownership interest in subsidiary				100.00%	100.00%
Sands Cotai West Holdings Limited [Member]
Disclosure of subsidiaries [line items]
Name of subsidiary		Sands Cotai West Holdings Limited		Sands Cotai West Holdings Limited	Sands Cotai West Holdings Limited
Country of incorporation of subsidiary		Cayman Islands		Cayman Islands	Cayman Islands
Principal place of business of subsidiary		Macao		Macao	Macao
Date of incorporation of subsidiary		May 25, 2011		May 25, 2011	May 25, 2011
Description of nature of entity's operations and principal activities		Holder of hotel franchise agreement		Holder of hotel franchise agreement	Holder of hotel franchise agreement
Share capital		$ 1		$ 1	$ 1
Proportion of ownership interest in subsidiary		100.00%		100.00%	100.00%
Sands Resorts Travel Limited [Member]
Disclosure of subsidiaries [line items]
Name of subsidiary		Sands Resorts Travel Limited		Sands Resorts Travel Limited	Sands Resorts Travel Limited
Country of incorporation of subsidiary		Hong Kong		Hong Kong	Hong Kong
Principal place of business of subsidiary		Hong Kong		Hong Kong	Hong Kong
Date of incorporation of subsidiary		Feb. 29, 2016		Feb. 29, 2016	Feb. 29, 2016
Description of nature of entity's operations and principal activities		Travel and tourism agency services		Travel and tourism agency services	Travel and tourism agency services
Share capital								500,000			500,000		500,000
Proportion of ownership interest in subsidiary		100.00%		100.00%	100.00%
Sands Resorts Transportation 1 Limited [member]
Disclosure of subsidiaries [line items]
Name of subsidiary		Sands Resorts Transportation 1 Limited		Sands Resorts Transportation 1 Limited
Country of incorporation of subsidiary		Hong Kong		Hong Kong
Principal place of business of subsidiary		Hong Kong		Hong Kong
Date of incorporation of subsidiary		Jan. 30, 2019		Jan. 30, 2019
Description of nature of entity's operations and principal activities		Transportation services		Transportation services
Share capital								1			1
Proportion of ownership interest in subsidiary		100.00%		100.00%
Sands Resorts Transportation 2 Limited [member]
Disclosure of subsidiaries [line items]
Name of subsidiary		Sands Resorts Transportation 2 Limited		Sands Resorts Transportation 2 Limited
Country of incorporation of subsidiary		Hong Kong		Hong Kong
Principal place of business of subsidiary		Hong Kong		Hong Kong
Date of incorporation of subsidiary		Jan. 30, 2019		Jan. 30, 2019
Description of nature of entity's operations and principal activities		Transportation services		Transportation services
Share capital								1			1
Proportion of ownership interest in subsidiary		100.00%		100.00%
Sands Resorts Transportation 3 Limited [member]
Disclosure of subsidiaries [line items]
Name of subsidiary		Sands Resorts Transportation 3 Limited		Sands Resorts Transportation 3 Limited
Country of incorporation of subsidiary		Hong Kong		Hong Kong
Principal place of business of subsidiary		Hong Kong		Hong Kong
Date of incorporation of subsidiary		Feb. 04, 2019		Feb. 04, 2019
Description of nature of entity's operations and principal activities		Transportation services		Transportation services
Share capital								1			1
Proportion of ownership interest in subsidiary		100.00%		100.00%
Sands Venetian Security Limited [Member]
Disclosure of subsidiaries [line items]
Name of subsidiary		Sands Venetian Security Limited		Sands Venetian Security Limited	Sands Venetian Security Limited
Country of incorporation of subsidiary		Macao		Macao	Macao
Principal place of business of subsidiary		Macao		Macao	Macao
Date of incorporation of subsidiary		Jun. 22, 2011		Jun. 22, 2011	Jun. 22, 2011
Description of nature of entity's operations and principal activities		Security services		Security services	Security services
Share capital | MOP$							1,000,000			1,000,000		1,000,000
Proportion of ownership interest in subsidiary		100.00%		100.00%	100.00%
Venetian Cotai Hotel Management Limited [Member]
Disclosure of subsidiaries [line items]
Name of subsidiary		Venetian Cotai Hotel Management Limited		Venetian Cotai Hotel Management Limited	Venetian Cotai Hotel Management Limited
Country of incorporation of subsidiary		Macao		Macao	Macao
Principal place of business of subsidiary		Macao		Macao	Macao
Date of incorporation of subsidiary		Mar. 12, 2008		Mar. 12, 2008	Mar. 12, 2008
Description of nature of entity's operations and principal activities		Human resources administration		Human resources administration	Human resources administration
Share capital | MOP$							500,000			500,000		500,000
Proportion of ownership interest in subsidiary		100.00%		100.00%	100.00%
Venetian Cotai Limited [Member]
Disclosure of subsidiaries [line items]
Name of subsidiary		Venetian Cotai Limited		Venetian Cotai Limited	Venetian Cotai Limited
Country of incorporation of subsidiary		Macao		Macao	Macao
Principal place of business of subsidiary		Macao		Macao	Macao
Date of incorporation of subsidiary		Nov. 11, 2004		Nov. 11, 2004	Nov. 11, 2004
Description of nature of entity's operations and principal activities		Hotels, restaurants, shopping mall, and conference and convention		Hotels, restaurants, shopping mall, and conference and convention	Hotels, restaurants, shopping mall, and conference and convention
Share capital | MOP$							200,000,000			200,000,000		200,000,000
Proportion of ownership interest in subsidiary		100.00%		100.00%	100.00%
Venetian Macau Limited [Member]
Disclosure of subsidiaries [line items]
Name of subsidiary	[3]	Venetian Macau Limited (Note (iii))		Venetian Macau Limited (Note (iii))	Venetian Macau Limited (Note (iii))
Country of incorporation of subsidiary		Macao		Macao	Macao
Principal place of business of subsidiary		Macao		Macao	Macao
Date of incorporation of subsidiary		Jun. 21, 2002		Jun. 21, 2002	Jun. 21, 2002
Description of nature of entity's operations and principal activities		Gaming and other related activities		Gaming and other related activities	Gaming and other related activities
Share capital | MOP$							200,000,000			200,000,000		200,000,000
Proportion of ownership interest in subsidiary		100.00%		100.00%	100.00%
Venetian Orient Limited [Member]
Disclosure of subsidiaries [line items]
Name of subsidiary		Venetian Orient Limited		Venetian Orient Limited	Venetian Orient Limited
Country of incorporation of subsidiary		Macao		Macao	Macao
Principal place of business of subsidiary		Macao		Macao	Macao
Date of incorporation of subsidiary		Feb. 02, 2006		Feb. 02, 2006	Feb. 02, 2006
Description of nature of entity's operations and principal activities		Hotels, restaurants, shopping mall, and conference and convention		Hotels, restaurants, shopping mall, and conference and convention	Hotels, restaurants, shopping mall, and conference and convention
Share capital | MOP$							100,000			100,000		100,000
Proportion of ownership interest in subsidiary		100.00%		100.00%	100.00%
Venetian Retail Limited [Member]
Disclosure of subsidiaries [line items]
Name of subsidiary		Venetian Retail Limited		Venetian Retail Limited	Venetian Retail Limited
Country of incorporation of subsidiary		Macao		Macao	Macao
Principal place of business of subsidiary		Macao		Macao	Macao
Date of incorporation of subsidiary		Jun. 15, 2007		Jun. 15, 2007	Jun. 15, 2007
Description of nature of entity's operations and principal activities		Mall management		Mall management	Mall management
Share capital | MOP$							1,500,000			1,500,000		1,500,000
Proportion of ownership interest in subsidiary		100.00%		100.00%	100.00%
Venetian Travel Limited [Member]
Disclosure of subsidiaries [line items]
Name of subsidiary		Venetian Travel Limited		Venetian Travel Limited	Venetian Travel Limited
Country of incorporation of subsidiary		Macao		Macao	Macao
Principal place of business of subsidiary		Macao		Macao	Macao
Date of incorporation of subsidiary		Oct. 16, 2006		Oct. 16, 2006	Oct. 16, 2006
Description of nature of entity's operations and principal activities		Travel and tourism agency services		Travel and tourism agency services	Travel and tourism agency services
Share capital | MOP$							2,400,000			2,400,000		MOP$ 2,400,000
Proportion of ownership interest in subsidiary		100.00%		100.00%	100.00%
Venetian Transportation Services Limited [member]
Disclosure of subsidiaries [line items]
Name of subsidiary		Venetian Transportation Services Limited		Venetian Transportation Services Limited
Country of incorporation of subsidiary		Macao		Macao
Principal place of business of subsidiary		Macao		Macao
Date of incorporation of subsidiary		Jan. 07, 2019		Jan. 07, 2019
Description of nature of entity's operations and principal activities		Transportation services and other related activities		Transportation services and other related activities
Share capital | MOP$							MOP$ 25,000			MOP$ 25,000
Proportion of ownership interest in subsidiary		100.00%		100.00%
V-HK Services Limited [Member]
Disclosure of subsidiaries [line items]
Name of subsidiary		V-HK Services Limited		V-HK Services Limited	V-HK Services Limited
Country of incorporation of subsidiary		Hong Kong		Hong Kong	Hong Kong
Principal place of business of subsidiary		Hong Kong		Hong Kong	Hong Kong
Date of incorporation of subsidiary		Sep. 06, 2004		Sep. 06, 2004	Sep. 06, 2004
Description of nature of entity's operations and principal activities		Marketing and customer development services		Marketing and customer development services	Marketing and customer development services
Share capital								$ 1			$ 1		1
Proportion of ownership interest in subsidiary		100.00%		100.00%	100.00%
VML US Finance LLC [Member]
Disclosure of subsidiaries [line items]
Name of subsidiary	[4]				VML US Finance LLC (Note (iv))
Country of incorporation of subsidiary					United States
Principal place of business of subsidiary					United States
Date of incorporation of subsidiary					Jan. 03, 2006
Description of nature of entity's operations and principal activities					Financing
Share capital													$ 0
Proportion of ownership interest in subsidiary					100.00%
Zhuhai Cotai Information Services Outsourcing Co., Ltd. [Member]
Disclosure of subsidiaries [line items]
Name of subsidiary	[5]	Zhuhai Cotai Information Services Outsourcing Co., Ltd.(Note (v))		Zhuhai Cotai Information Services Outsourcing Co., Ltd.(Note (v))	Zhuhai Cotai Information Services Outsourcing Co., Ltd.(Note (v))
Country of incorporation of subsidiary		China		China	China
Principal place of business of subsidiary		China		China	China
Date of incorporation of subsidiary		Sep. 30, 2010		Sep. 30, 2010	Sep. 30, 2010
Description of nature of entity's operations and principal activities		Outsourcing services, including information technology, accounting, hotel management and marketing		Outsourcing services, including information technology, accounting, hotel management and marketing	Outsourcing services, including information technology, accounting, hotel management and marketing
Share capital		$ 800,000		$ 800,000	$ 800,000
Proportion of ownership interest in subsidiary		100.00%		100.00%	100.00%
Zhuhai Cotai Logistics Hotel Services Co., Ltd. [Member]
Disclosure of subsidiaries [line items]
Name of subsidiary	[5]	Zhuhai Cotai Logistics Hotel Services Co., Ltd. (Note (v))		Zhuhai Cotai Logistics Hotel Services Co., Ltd. (Note (v))	Zhuhai Cotai Logistics Hotel Services Co., Ltd. (Note (v))
Country of incorporation of subsidiary		China		China	China
Principal place of business of subsidiary		China		China	China
Date of incorporation of subsidiary		Sep. 27, 2007		Sep. 27, 2007	Sep. 27, 2007
Description of nature of entity's operations and principal activities		Procurement, marketing and administrative services		Procurement, marketing and administrative services	Procurement, marketing and administrative services
Share capital		$ 4,500,000		$ 4,500,000	$ 4,500,000
Proportion of ownership interest in subsidiary		100.00%		100.00%	100.00%
Zhuhai Hengqin Cotai Information Services Co., Ltd. [member]
Disclosure of subsidiaries [line items]
Name of subsidiary	[5]	Zhuhai Hengqin Cotai Information Services Co., Ltd. (Note (v))		Zhuhai Hengqin Cotai Information Services Co., Ltd. (Note (v))
Country of incorporation of subsidiary		China		China
Principal place of business of subsidiary		China		China
Date of incorporation of subsidiary		Sep. 24, 2019		Sep. 24, 2019
Description of nature of entity's operations and principal activities		Outsourcing services, including information technology, accounting, hotel management and marketing		Outsourcing services, including information technology, accounting, hotel management and marketing
Share capital		$ 2,000,000		$ 2,000,000
Proportion of ownership interest in subsidiary		100.00%		100.00%

[1]	Each of the Cayman Islands registered companies has transferred their ferry or pontoon and related assets, respectively, to each of the Hong Kong registered companies within the Group in December 2019 as a result of a Group reorganization. These Cayman Islands companies were dissolved on March 31, 2020.
[2]	The company was dissolved on December 31, 2020.
[3]	10% of the company’s issued share capital is held through an usufruct agreement whereby VVDIL has the sole and exclusive benefit. Accordingly, the profits and losses and assets and liabilities of the company have been consolidated as to 100% thereof into the consolidated financial statements.
[4]	The company was dissolved on May 24, 2019.
[5]	These entities are wholly foreign owned enterprises established in China.